Quarterly Holdings Report
for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public

May 31, 2021

SMC-QTLY-0721
1.912862.110

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 83.3%
	Shares	Value
COMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 0.2%
Bandwidth, Inc. (a)	76,060	$8,997,137
Liberty Latin America Ltd.:
Class A (a)	132,330	1,888,349
Class C (a)	224,400	3,226,872
Lumen Technologies, Inc.	463,300	6,412,072
Vonage Holdings Corp. (a)	294,432	4,057,273
		24,581,703
Entertainment - 0.1%
Gaia, Inc. Class A (a)	40,324	468,162
IMAX Corp. (a)	22,600	488,386
Sciplay Corp. (A Shares) (a)	7,499	129,358
World Wrestling Entertainment, Inc. Class A	143,042	7,987,465
		9,073,371
Interactive Media & Services - 0.5%
Alphabet, Inc. Class C (a)	2,741	6,610,086
CarGurus, Inc. Class A (a)	252,157	7,115,871
Cars.com, Inc. (a)	198,000	2,892,780
Facebook, Inc. Class A (a)	26,361	8,665,652
IAC (a)	37,718	6,014,889
Match Group, Inc. (a)	23,664	3,392,944
QuinStreet, Inc. (a)	333,930	6,047,472
Vimeo, Inc. (a)	34,398	1,444,716
Yelp, Inc. (a)	117,397	4,708,794
		46,893,204
Media - 0.7%
AMC Networks, Inc. Class A (a)	93,462	5,017,040
Audacy, Inc. Class A (a)	862,300	3,751,005
Criteo SA sponsored ADR (a)	186,342	6,939,376
Gray Television, Inc.	243,500	5,663,810
iHeartMedia, Inc. (a)	15,200	352,792
Interpublic Group of Companies, Inc.	24,400	822,036
National CineMedia, Inc.	20,104	97,303
News Corp. Class A	28,900	780,011
Nexstar Broadcasting Group, Inc. Class A	90,016	13,674,331
Ocean Outdoor Ltd. (a)(b)	1,223,674	9,789,392
Sirius XM Holdings, Inc. (c)	390,914	2,443,213
TechTarget, Inc. (a)	14,544	1,022,589
Tegna, Inc.	382,744	7,421,406
ViacomCBS, Inc. Class B	144,600	6,133,932
		63,908,236

TOTAL COMMUNICATION SERVICES		144,456,514

CONSUMER DISCRETIONARY - 13.5%
Auto Components - 1.1%
BorgWarner, Inc.	157,800	8,093,562
Cooper Tire & Rubber Co.	95,068	5,645,138
Cooper-Standard Holding, Inc. (a)	227,655	6,775,013
Dana, Inc.	413,469	11,217,414
Dorman Products, Inc. (a)	9,451	967,593
Fox Factory Holding Corp. (a)	39,382	6,123,113
Gentex Corp.	233,917	8,304,054
LCI Industries	112,521	16,771,255
Lear Corp.	103,306	19,975,248
Magna International, Inc. Class A	48,278	4,856,284
Standard Motor Products, Inc.	40,023	1,801,835
The Goodyear Tire & Rubber Co. (a)	810,900	16,080,147
		106,610,656
Automobiles - 0.3%
Fisker, Inc. (a)(c)	118,170	1,566,934
Harley-Davidson, Inc.	298,013	14,444,690
Thor Industries, Inc.	97,588	12,003,324
		28,014,948
Distributors - 1.2%
LKQ Corp. (a)	1,123,169	57,236,692
Pool Corp.	118,235	51,615,489
		108,852,181
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	87,900	3,197,802
American Public Education, Inc. (a)	4,859	136,052
Bright Horizons Family Solutions, Inc. (a)	96,037	13,275,195
Chegg, Inc. (a)	141,979	10,919,605
Frontdoor, Inc. (a)	783,785	42,089,255
Grand Canyon Education, Inc. (a)	96,636	8,788,078
H&R Block, Inc.	538,211	13,358,397
Houghton Mifflin Harcourt Co. (a)	470,513	4,676,899
Regis Corp. (a)	280,862	2,567,079
Service Corp. International	78,350	4,154,117
Strategic Education, Inc.	39,004	2,763,043
Stride, Inc. (a)	317,903	8,545,233
Terminix Global Holdings, Inc. (a)	19,800	976,932
WW International, Inc. (a)	82,903	3,258,088
		118,705,775
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (a)	45,040	2,767,708
Caesars Entertainment, Inc. (a)	9,100	977,795
Churchill Downs, Inc.	22,447	4,478,850
Dine Brands Global, Inc. (a)	90,510	8,593,925
Extended Stay America, Inc. unit	256,736	5,060,267
Full House Resorts, Inc. (a)	1,131,651	12,742,390
Hilton Grand Vacations, Inc. (a)	202,230	9,247,978
International Game Technology PLC (a)	137,950	3,346,667
Kura Sushi U.S.A., Inc. Class A (a)	94,303	4,053,143
Marriott Vacations Worldwide Corp. (a)	27,470	4,732,806
Papa John's International, Inc.	83,927	7,884,942
Planet Fitness, Inc. (a)	233,040	18,356,561
Playa Hotels & Resorts NV (a)	1,138,364	8,321,441
Scientific Games Corp. Class A (a)	139,820	10,142,543
Travel+Leisure Co.	108,934	7,097,050
Vail Resorts, Inc. (a)	76,333	24,951,731
Wendy's Co.	502,470	11,667,353
Wingstop, Inc.	9,755	1,391,843
		145,814,993
Household Durables - 1.5%
Cavco Industries, Inc. (a)	2,803	620,220
Ethan Allen Interiors, Inc.	7,151	206,449
Helen of Troy Ltd. (a)	13,430	2,826,746
Hooker Furniture Corp.	3,901	139,851
Installed Building Products, Inc.	81,862	9,708,833
iRobot Corp. (a)(c)	9,228	901,576
KB Home	190,179	8,902,279
La-Z-Boy, Inc.	138,242	5,699,718
LGI Homes, Inc. (a)	24,359	4,404,351
M.D.C. Holdings, Inc.	145,800	8,449,110
Meritage Homes Corp. (a)	25,772	2,774,871
Mohawk Industries, Inc. (a)	19,649	4,139,651
NVR, Inc. (a)	1,043	5,097,381
PulteGroup, Inc.	401,774	23,218,519
Skyline Champion Corp. (a)	171,370	8,679,891
Sonos, Inc. (a)	123,406	4,566,022
Taylor Morrison Home Corp. (a)	427,356	12,658,285
Tempur Sealy International, Inc.	438,251	16,872,664
Toll Brothers, Inc.	43,640	2,847,074
TopBuild Corp. (a)	39,773	7,877,043
Whirlpool Corp.	45,800	10,858,722
		141,449,256
Internet & Direct Marketing Retail - 0.8%
Amazon.com, Inc. (a)	3,338	10,758,608
CarParts.com, Inc. (a)	313,750	5,126,675
Chewy, Inc. (a)(c)	56,000	4,122,720
Etsy, Inc. (a)	103,366	17,027,481
Overstock.com, Inc. (a)	129,473	11,060,878
PetMed Express, Inc. (c)	6,651	192,214
Porch Group, Inc. Class A (a)	458,380	7,847,466
Qurate Retail, Inc. Series A	389,222	5,305,096
Revolve Group, Inc. (a)	8,447	468,302
Shutterstock, Inc.	108,232	9,822,054
The Honest Co., Inc.	25,580	403,652
The Honest Co., Inc.	13,488	191,557
Waitr Holdings, Inc. (a)(c)	2,400,133	4,872,270
		77,198,973
Leisure Products - 0.7%
Brunswick Corp.	316,280	32,333,304
Callaway Golf Co.	394,720	14,573,062
Hasbro, Inc.	24,538	2,354,912
Malibu Boats, Inc. Class A (a)	68,498	5,371,613
Polaris, Inc.	56,914	7,468,255
Smith & Wesson Brands, Inc.	18,366	390,461
Sturm, Ruger & Co., Inc.	5,740	453,116
YETI Holdings, Inc. (a)	24,605	2,155,398
		65,100,121
Multiline Retail - 0.1%
Franchise Group, Inc.	93,047	3,437,156
Kohl's Corp.	87,200	4,838,728
Ollie's Bargain Outlet Holdings, Inc. (a)	27,200	2,351,168
		10,627,052
Specialty Retail - 3.0%
Academy Sports & Outdoors, Inc.	265,239	9,689,181
Advance Auto Parts, Inc.	75,425	14,310,385
America's Car Mart, Inc. (a)	46,883	7,707,096
AutoNation, Inc. (a)	19,341	1,975,296
Burlington Stores, Inc. (a)	3,200	1,034,784
Caleres, Inc.	341,436	8,563,215
Destination XL Group, Inc. (a)(c)	1,614,380	5,650,330
Five Below, Inc. (a)	33,259	6,123,647
Floor & Decor Holdings, Inc. Class A (a)	71,320	7,011,469
Foot Locker, Inc.	478,014	30,253,506
Gap, Inc.	240,160	8,033,352
Genesco, Inc. (a)	93,588	5,147,340
Group 1 Automotive, Inc.	43,800	6,985,224
Haverty Furniture Companies, Inc.	109,779	5,043,247
JOANN, Inc.	135,214	1,910,574
Leslie's, Inc.	57,683	1,682,036
Lithia Motors, Inc. Class A (sub. vtg.)	32,032	11,274,944
Murphy U.S.A., Inc.	56,691	7,642,514
National Vision Holdings, Inc. (a)	128,996	6,407,231
Penske Automotive Group, Inc.	90,200	7,720,218
Rent-A-Center, Inc.	85,654	5,294,274
RH (a)	4,198	2,691,128
Sally Beauty Holdings, Inc. (a)	2,372,258	51,738,947
Sonic Automotive, Inc. Class A (sub. vtg.)	111,800	5,392,114
The Aaron's Co., Inc.	106,600	3,834,402
The Buckle, Inc.	9,401	395,970
The Children's Place Retail Stores, Inc. (a)	45,826	4,261,360
The Container Store Group, Inc. (a)	413,796	5,611,074
The ODP Corp. (a)	99,500	4,352,130
TravelCenters of America LLC (a)	223,524	6,397,257
Vroom, Inc. (c)	661,505	29,245,136
Williams-Sonoma, Inc.	73,753	12,504,084
Winmark Corp.	982	192,295
Zumiez, Inc. (a)	88,430	3,875,003
		289,950,763
Textiles, Apparel & Luxury Goods - 2.0%
Canada Goose Holdings, Inc. (a)	189,369	7,637,252
Capri Holdings Ltd. (a)	212,515	12,051,726
Carter's, Inc.	232,961	23,817,933
Columbia Sportswear Co.	9,800	1,006,754
Crocs, Inc. (a)	77,081	7,803,680
Deckers Outdoor Corp. (a)	2,600	872,144
Hanesbrands, Inc.	1,377,364	26,913,693
Kontoor Brands, Inc.	165,610	10,602,352
Lakeland Industries, Inc. (a)	2,618	66,026
Levi Strauss & Co. Class A	37,000	990,120
Ralph Lauren Corp.	87,161	10,814,937
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,146,704	54,468,440
Steven Madden Ltd.	346,749	14,355,409
Tapestry, Inc.(a)	291,010	13,063,439
Under Armour, Inc. Class C (non-vtg.) (a)	357,357	6,811,224
		191,275,129

TOTAL CONSUMER DISCRETIONARY		1,283,599,847

CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	350	370,356
Molson Coors Beverage Co. Class B (a)	255,526	14,902,276
National Beverage Corp. (c)	7,649	381,915
		15,654,547
Food & Staples Retailing - 0.8%
BJ's Wholesale Club Holdings, Inc. (a)	464,627	20,810,643
Casey's General Stores, Inc.	74,397	16,429,833
Ingles Markets, Inc. Class A	70,091	4,341,437
Oatly Group AB ADR (a)	109,797	2,603,287
Performance Food Group Co. (a)	358,251	17,959,123
PriceSmart, Inc.	7,647	675,230
SpartanNash Co.	128,500	2,694,645
Sprouts Farmers Market LLC (a)	124,700	3,317,020
U.S. Foods Holding Corp. (a)	23,400	911,196
Weis Markets, Inc.	59,683	3,036,671
		72,779,085
Food Products - 1.5%
Beyond Meat, Inc. (a)(c)	14,170	2,060,601
Bunge Ltd.	44,637	3,875,384
Flowers Foods, Inc.	64,665	1,557,780
Fresh Del Monte Produce, Inc.	187,300	6,268,931
Freshpet, Inc. (a)	74,148	13,110,849
Hostess Brands, Inc. Class A (a)	421,947	6,616,129
Ingredion, Inc.	108,006	10,253,010
J&J Snack Foods Corp.	4,926	864,907
John B. Sanfilippo & Son, Inc.	2,894	270,039
Lamb Weston Holdings, Inc.	171,796	14,171,452
Lancaster Colony Corp.	6,427	1,199,728
Nomad Foods Ltd. (a)	1,598,242	49,018,082
Pilgrim's Pride Corp. (a)	238,600	5,735,944
SunOpta, Inc. (a)	619,808	7,747,600
The Hain Celestial Group, Inc. (a)	224,598	9,154,614
The J.M. Smucker Co.	70,000	9,330,300
Tootsie Roll Industries, Inc.	5,849	183,015
		141,418,365
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	97,107	4,899,048
Energizer Holdings, Inc.	150,755	6,940,760
Reynolds Consumer Products, Inc.	353,340	10,649,668
Spectrum Brands Holdings, Inc.	369,881	32,878,722
WD-40 Co.	4,493	1,099,886
		56,468,084
Personal Products - 0.3%
elf Beauty, Inc. (a)	457,617	12,813,276
Herbalife Nutrition Ltd. (a)	38,200	2,008,174
MediFast, Inc.	40,187	13,352,131
Nu Skin Enterprises, Inc. Class A	16,783	1,009,665
USANA Health Sciences, Inc. (a)	3,934	415,981
		29,599,227
Tobacco - 0.0%
Universal Corp.	83,710	4,691,108
Vector Group Ltd.	41,741	573,939
		5,265,047

TOTAL CONSUMER STAPLES		321,184,355

ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Championx Corp. (a)	425,118	11,265,627
Dril-Quip, Inc. (a)	162,323	5,442,690
Halliburton Co.	109,835	2,465,796
Helmerich & Payne, Inc.	169,653	4,792,697
Nextier Oilfield Solutions, Inc. (a)	376,341	1,599,449
		25,566,259
Oil, Gas & Consumable Fuels - 1.8%
APA Corp.	24,100	501,280
ARC Resources Ltd.	799,051	6,088,769
Baytex Energy Corp. (a)	3,859,159	5,898,725
Cenovus Energy, Inc.	455,538	3,703,524
Cimarex Energy Co.	126,758	8,587,855
Delek U.S. Holdings, Inc.	204,959	4,568,536
Denbury, Inc. (a)	49,904	3,344,566
Devon Energy Corp.	184,000	4,887,040
Diamondback Energy, Inc.	137,536	11,012,508
Enerplus Corp. (c)	499,309	3,270,474
Enviva Partners LP	313,507	15,330,492
Green Plains, Inc. (a)	457,387	14,586,071
HollyFrontier Corp.	648,158	21,045,690
Kosmos Energy Ltd. (a)	986,594	3,137,369
Laredo Petroleum, Inc. (a)	149,968	8,422,203
Magnolia Oil & Gas Corp. Class A (a)	39,100	505,172
Matador Resources Co.	128,000	3,921,920
National Energy Services Reunited Corp. (a)	160,141	2,054,609
Northern Oil & Gas, Inc.	339,482	6,181,967
PBF Energy, Inc. Class A (a)	36,119	582,961
PDC Energy, Inc.	80,629	3,404,156
Range Resources Corp. (a)	28,600	387,816
Renewable Energy Group, Inc. (a)	5,900	360,313
Rex American Resources Corp. (a)	37,140	3,566,554
Scorpio Tankers, Inc.	398,979	8,929,150
Southwestern Energy Co. (a)	601,500	3,109,755
Talos Energy, Inc. (a)	320,640	4,546,675
Whitecap Resources, Inc.	1,143,411	5,442,636
World Fuel Services Corp.	416,909	12,811,614
		170,190,400

TOTAL ENERGY		195,756,659

FINANCIALS - 12.4%
Banks - 4.4%
Ameris Bancorp	45,736	2,512,736
Associated Banc-Corp.	62,700	1,441,473
Bank OZK	336,017	14,351,286
BankUnited, Inc.	485,935	23,222,834
Cathay General Bancorp	102,900	4,288,872
Citizens Financial Group, Inc.	271,800	13,562,820
Comerica, Inc.	170,115	13,352,326
Commerce Bancshares, Inc.	110,194	8,581,909
Cullen/Frost Bankers, Inc.	80,165	9,676,717
East West Bancorp, Inc.	31,952	2,389,371
Fifth Third Bancorp	274,500	11,567,430
First Citizens Bancshares, Inc.	19,152	16,482,211
First Financial Bankshares, Inc.	42,924	2,161,223
First Hawaiian, Inc.	181,339	5,106,506
First Horizon National Corp.	1,400,559	26,708,660
First Merchants Corp.	71,893	3,331,522
Fulton Financial Corp.	239,600	4,152,268
Hancock Whitney Corp.	82,900	4,104,379
Hanmi Financial Corp.	108,800	2,282,624
Hilltop Holdings, Inc.	21,362	793,598
Hope Bancorp, Inc.	340,100	5,203,530
Huntington Bancshares, Inc.	588,241	9,329,502
Investors Bancorp, Inc.	276,122	4,108,695
KeyCorp	420,100	9,679,104
Midland States Bancorp, Inc.	94,321	2,627,783
PacWest Bancorp	289,978	13,098,306
Peoples Bancorp, Inc.	40,051	1,300,856
Pinnacle Financial Partners, Inc.	51,820	4,711,474
Preferred Bank, Los Angeles	42,597	2,908,949
Regions Financial Corp.	392,500	9,188,425
ServisFirst Bancshares, Inc.	205,720	14,289,311
Signature Bank	58,050	14,497,988
South State Corp.	32,950	2,926,290
Sterling Bancorp	419,408	11,173,029
SVB Financial Group (a)	35,944	20,951,398
Synovus Financial Corp.	379,678	18,649,783
Texas Capital Bancshares, Inc. (a)	167,379	11,529,066
Umpqua Holdings Corp.	835,601	15,943,267
United Community Bank, Inc.	130,200	4,502,316
Valley National Bancorp	322,822	4,622,811
Webster Financial Corp.	260,097	14,742,298
Western Alliance Bancorp.	249,841	24,986,598
Wintrust Financial Corp.	167,280	13,452,658
Zions Bancorp NA	338,165	19,572,990
		424,067,192
Capital Markets - 2.5%
Ares Management Corp.	103,970	5,737,065
Artisan Partners Asset Management, Inc.	118,287	6,042,100
B. Riley Financial, Inc.	153,470	11,301,531
Cohen & Steers, Inc.	7,682	561,785
Diamond Hill Investment Group, Inc.	944	165,587
Donnelley Financial Solutions, Inc. (a)	81,570	2,431,602
Evercore, Inc. Class A	78,881	11,505,583
FactSet Research Systems, Inc.	54,828	18,332,290
Federated Hermes, Inc. Class B (non-vtg.)	31,045	987,231
Focus Financial Partners, Inc. Class A (a)	361,739	18,336,550
FS KKR Capital Corp.	107,750	2,367,268
FS KKR Capital Corp. II	56,943	1,206,622
Hamilton Lane, Inc. Class A	10,221	923,672
Houlihan Lokey	16,936	1,268,337
Lazard Ltd. Class A	390,970	18,445,965
LPL Financial	314,072	46,444,967
Moelis & Co. Class A	300,612	16,139,858
Morningstar, Inc.	48,737	11,501,445
Newtek Business Services Corp. (c)	120,383	4,245,908
Oaktree Specialty Lending Corp.	926,370	6,243,734
PJT Partners, Inc.	7,808	568,579
Prospect Capital Corp. (c)	499,800	4,243,302
SEI Investments Co.	39,419	2,500,741
StepStone Group, Inc. Class A	240,351	7,619,127
Stifel Financial Corp.	171,210	11,861,429
Victory Capital Holdings, Inc.	598,703	17,973,064
WisdomTree Investments, Inc.	1,604,735	10,751,725
		239,707,067
Consumer Finance - 1.1%
Ally Financial, Inc.	200,915	10,992,060
Encore Capital Group, Inc. (a)	85,530	3,959,184
Enova International, Inc. (a)	232,764	8,814,773
First Cash Financial Services, Inc.	7,000	558,040
Navient Corp.	1,111,144	20,300,601
OneMain Holdings, Inc.	230,454	13,329,459
PRA Group, Inc. (a)	76,356	2,972,539
PROG Holdings, Inc.	174,329	9,190,625
Regional Management Corp.	95,000	4,440,300
SLM Corp.	825,401	16,714,370
Synchrony Financial	214,664	10,177,220
		101,449,171
Diversified Financial Services - 0.7%
A-Mark Precious Metals, Inc.	1,535	81,846
Banco Latinoamericano de Comercio Exterior SA Series E	75,700	1,155,939
Cannae Holdings, Inc. (a)	257,110	9,217,394
ECN Capital Corp.	832,783	5,877,666
Foley Trasimene Acquisition Corp. Class A (a)(c)	894,459	9,302,374
Jaws Acquisition Corp. (a)(c)	1,924,619	27,926,222
Voya Financial, Inc.	238,890	15,652,073
		69,213,514
Insurance - 2.8%
Alleghany Corp. (a)	7,960	5,703,897
American Equity Investment Life Holding Co.	168,717	5,145,869
American Financial Group, Inc.	158,391	21,075,506
Amerisafe, Inc.	6,342	415,591
Assurant, Inc.	32,448	5,228,995
Assured Guaranty Ltd.	259,616	12,365,510
Axis Capital Holdings Ltd.	189,650	10,172,826
BRP Group, Inc. (a)	17,900	439,982
CNA Financial Corp.	243,359	11,634,994
CNO Financial Group, Inc.	339,200	9,009,152
Crawford & Co. Class B	124,426	1,162,139
Employers Holdings, Inc.	64,050	2,702,910
Enstar Group Ltd. (a)	4,334	1,100,359
Erie Indemnity Co. Class A	8,195	1,648,260
Everest Re Group Ltd.	71,969	18,709,061
Fidelity National Financial, Inc.	161,931	7,609,138
First American Financial Corp.	174,220	11,204,088
Genworth Financial, Inc. Class A (a)	734,306	3,084,085
Globe Life, Inc.	28,407	2,994,666
GoHealth, Inc. (a)	259,674	2,952,493
Goosehead Insurance	90,514	8,134,493
Hanover Insurance Group, Inc.	105,575	14,726,657
Heritage Insurance Holdings, Inc.	127,900	1,065,407
Kinsale Capital Group, Inc.	120,129	19,996,673
Lincoln National Corp.	138,400	9,658,936
Old Republic International Corp.	367,800	9,658,428
Primerica, Inc.	12,912	2,094,456
ProAssurance Corp.	189,758	4,620,607
Reinsurance Group of America, Inc.	59,836	7,541,131
RenaissanceRe Holdings Ltd.	22,220	3,424,546
RLI Corp.	127,368	13,434,777
Selective Insurance Group, Inc.	72,408	5,450,150
Stewart Information Services Corp.	90,087	5,436,750
Trean Insurance Group, Inc. (a)	3,524	59,203
Universal Insurance Holdings, Inc.	101,536	1,431,658
Unum Group	241,300	7,473,061
White Mountains Insurance Group Ltd.	12,453	14,860,912
		263,427,366
Mortgage Real Estate Investment Trusts - 0.3%
AGNC Investment Corp.	211,384	3,919,059
Annaly Capital Management, Inc.	512,600	4,751,802
Ares Commercial Real Estate Corp.	106,624	1,617,486
Blackstone Mortgage Trust, Inc.	83,373	2,670,437
Chimera Investment Corp.	176,100	2,488,293
MFA Financial, Inc.	419,200	1,831,904
New Residential Investment Corp.	11,648	123,236
Redwood Trust, Inc.	219,495	2,442,979
Starwood Property Trust, Inc.	195,965	4,975,551
		24,820,747
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc. (a)	162,928	7,724,416
Essent Group Ltd.	215,079	10,289,379
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	69,474	7,048,832
HomeStreet, Inc.	66,800	3,007,336
MGIC Investment Corp.	735,329	10,824,043
Mr. Cooper Group, Inc. (a)	117,811	4,075,082
NMI Holdings, Inc. (a)	110,703	2,677,906
Pennymac Financial Services, Inc.	78,621	4,922,461
Radian Group, Inc.	196,700	4,592,945
Walker & Dunlop, Inc.	64,142	6,512,979
		61,675,379

TOTAL FINANCIALS		1,184,360,436

HEALTH CARE - 10.1%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (a)	146,623	3,275,558
ADC Therapeutics SA (a)	82,896	1,794,698
Agios Pharmaceuticals, Inc. (a)	128,714	7,179,667
Albireo Pharma, Inc. (a)	58,409	1,953,781
Allakos, Inc. (a)	40,691	4,127,695
Allogene Therapeutics, Inc. (a)	70,710	1,817,247
Anika Therapeutics, Inc. (a)	14,439	673,579
Applied Genetic Technologies Corp. (a)(c)	885,953	3,552,672
Arena Pharmaceuticals, Inc. (a)	55,110	3,367,772
Arrowhead Pharmaceuticals, Inc. (a)	47,310	3,434,706
Ascendis Pharma A/S sponsored ADR (a)	41,120	5,525,706
Avid Bioservices, Inc. (a)	262,829	5,593,001
Biohaven Pharmaceutical Holding Co. Ltd. (a)	96,576	8,402,112
BioMarin Pharmaceutical, Inc. (a)	48,544	3,752,451
Blueprint Medicines Corp. (a)	43,372	3,962,032
CareDx, Inc. (a)	45,805	3,682,722
Catalyst Pharmaceutical Partners, Inc. (a)	659,800	3,648,694
Coherus BioSciences, Inc. (a)	107,230	1,411,147
Deciphera Pharmaceuticals, Inc. (a)	130,985	4,419,434
Dyadic International, Inc. (a)(c)	360,816	1,360,276
Emergent BioSolutions, Inc. (a)	88,165	5,347,207
Exact Sciences Corp. (a)	38,357	4,239,599
Fate Therapeutics, Inc. (a)	73,276	5,612,942
Forte Biosciences, Inc. (a)	80,953	2,877,070
Global Blood Therapeutics, Inc. (a)	75,921	2,917,644
Halozyme Therapeutics, Inc. (a)	137,960	5,712,924
Heron Therapeutics, Inc. (a)	545,765	7,242,302
ImmunoGen, Inc. (a)	103,600	640,248
Insmed, Inc. (a)	66,238	1,629,455
Instil Bio, Inc. (a)(c)	107,899	1,920,602
Intellia Therapeutics, Inc. (a)	39,140	2,933,152
Iovance Biotherapeutics, Inc. (a)	150,233	2,789,827
Karyopharm Therapeutics, Inc. (a)(c)	139,022	1,290,124
Kodiak Sciences, Inc. (a)	105,141	8,791,890
Legend Biotech Corp. ADR	53,467	2,104,996
Ligand Pharmaceuticals, Inc. Class B (a)	57,890	6,813,653
Natera, Inc. (a)	6,600	621,324
Neurocrine Biosciences, Inc. (a)	133,950	12,888,669
Precision BioSciences, Inc. (a)	114,053	1,200,978
PTC Therapeutics, Inc. (a)	14,400	565,488
Puma Biotechnology, Inc. (a)	45,458	479,582
Recro Pharma, Inc. (a)	1,411,917	3,233,290
Repligen Corp. (a)	40,165	7,334,531
Sage Therapeutics, Inc. (a)	20,670	1,438,632
Springworks Therapeutics, Inc. (a)	72,480	5,910,019
Turning Point Therapeutics, Inc. (a)	39,370	2,605,507
Twist Bioscience Corp. (a)	28,430	3,050,823
Ultragenyx Pharmaceutical, Inc. (a)	24,658	2,507,965
United Therapeutics Corp. (a)	46,200	8,588,580
Veracyte, Inc. (a)	244,386	9,543,273
Viking Therapeutics, Inc. (a)(c)	725,099	3,799,519
Vir Biotechnology, Inc. (a)	49,746	2,084,855
		201,651,620
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	18,837	5,360,633
Atricure, Inc. (a)	76,710	5,732,538
Atrion Corp.	462	286,902
AxoGen, Inc. (a)	826,428	16,776,488
Axonics Modulation Technologies, Inc. (a)	15,500	894,195
Envista Holdings Corp. (a)	300,343	13,106,969
Globus Medical, Inc. (a)	25,048	1,804,959
Haemonetics Corp. (a)	16,659	940,567
Hill-Rom Holdings, Inc.	36,500	4,061,720
Hologic, Inc. (a)	182,778	11,525,981
ICU Medical, Inc. (a)	44,990	9,360,619
Inari Medical, Inc.	62,123	5,401,595
Insulet Corp. (a)	17,275	4,658,549
Integra LifeSciences Holdings Corp. (a)	86,521	5,974,275
Masimo Corp. (a)	15,632	3,370,259
Merit Medical Systems, Inc. (a)	469,106	28,305,856
Neogen Corp. (a)	17,428	1,608,779
Nevro Corp. (a)	36,869	5,556,158
Novocure Ltd. (a)	28,250	5,763,000
Ortho Clinical Diagnostics Holdings PLC	676,350	13,898,993
Quidel Corp. (a)	81,293	9,601,516
Semler Scientific, Inc. (a)	39,024	4,292,640
Silk Road Medical, Inc. (a)	66,143	3,213,227
SmileDirectClub, Inc. (a)(c)	17,480	143,511
STERIS PLC	232,707	44,414,458
Surgalign Holdings, Inc. (a)	3,110,106	6,095,808
Talis Biomedical Corp. (c)	310,592	3,025,166
Tandem Diabetes Care, Inc. (a)	37,520	3,203,833
Teleflex, Inc.	27,968	11,248,450
The Cooper Companies, Inc.	13,186	5,188,032
ViewRay, Inc. (a)	144,000	846,720
West Pharmaceutical Services, Inc.	74,681	25,952,394
		261,614,790
Health Care Providers & Services - 2.5%
Alignment Healthcare, Inc. (a)	83,411	2,104,460
Amedisys, Inc. (a)	24,840	6,417,911
AMN Healthcare Services, Inc. (a)	148,205	13,145,784
Castle Biosciences, Inc. (a)	80,835	4,844,442
Chemed Corp.	29,713	14,599,185
Corvel Corp. (a)	2,995	373,177
DaVita HealthCare Partners, Inc. (a)	98,780	11,860,515
dentalcorp Holdings Ltd. (a)	1,043,268	12,098,990
Encompass Health Corp.	234,318	20,102,141
Five Star Senior Living, Inc. (a)	351,817	2,114,420
Guardant Health, Inc. (a)	39,939	4,957,229
HealthEquity, Inc. (a)	236,824	19,684,811
Henry Schein, Inc. (a)	184,469	14,027,023
LHC Group, Inc. (a)	23,100	4,547,235
MEDNAX, Inc. (a)	774,123	24,756,454
Modivcare, Inc. (a)	4,048	595,987
Molina Healthcare, Inc. (a)	110,884	27,871,802
National Healthcare Corp.	4,031	295,110
National Research Corp. Class A	4,400	210,452
Owens & Minor, Inc.	48,800	2,181,848
Premier, Inc.	463,752	15,303,816
Progyny, Inc. (a)	16,800	1,075,872
Quest Diagnostics, Inc.	37,500	4,937,625
R1 RCM, Inc. (a)	116,112	2,687,993
Select Medical Holdings Corp.	254,300	10,189,801
U.S. Physical Therapy, Inc.	4,216	490,574
Universal Health Services, Inc. Class B	97,324	15,535,830
		237,010,487
Health Care Technology - 0.4%
Certara, Inc.	222,212	5,846,398
Change Healthcare, Inc. (a)	97,310	2,280,946
iCAD, Inc. (a)	360,297	5,926,886
Inovalon Holdings, Inc. Class A (a)	314,797	9,872,034
Omnicell, Inc. (a)	100,227	13,931,553
Phreesia, Inc. (a)	15,000	742,500
		38,600,317
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	35,489	6,388,020
Avantor, Inc. (a)	260,857	8,386,553
Berkeley Lights, Inc. (a)	70,933	3,085,586
Bio-Rad Laboratories, Inc. Class A (a)	5,227	3,148,588
Bruker Corp.	47,198	3,277,429
Charles River Laboratories International, Inc. (a)	14,650	4,951,554
Harvard Bioscience, Inc. (a)	1,079,497	7,556,479
ICON PLC (a)	55,271	12,367,439
Inotiv, Inc. (a)	229,534	5,710,806
Medpace Holdings, Inc. (a)	24,098	4,025,812
PPD, Inc. (a)	182,233	8,404,586
PRA Health Sciences, Inc. (a)	7,200	1,230,624
Sotera Health Co.	863,444	20,809,000
Syneos Health, Inc. (a)	481,424	42,317,170
		131,659,646
Pharmaceuticals - 1.0%
Aerie Pharmaceuticals, Inc. (a)	146,429	2,385,328
Arvinas Holding Co. LLC (a)	49,480	3,599,175
Catalent, Inc. (a)	144,054	15,101,181
Horizon Therapeutics PLC (a)	96,990	8,890,103
Innoviva, Inc. (a)	267,362	3,596,019
Jazz Pharmaceuticals PLC (a)	125,539	22,362,262
Lannett Co., Inc. (a)	177,600	763,680
Nektar Therapeutics (a)	107,906	1,949,861
Ocular Therapeutix, Inc. (a)	230,320	3,353,459
Pacira Biosciences, Inc. (a)	44,790	2,717,409
Prestige Brands Holdings, Inc. (a)	77,789	3,879,337
Reata Pharmaceuticals, Inc. (a)	31,300	4,279,962
Revance Therapeutics, Inc. (a)	478,655	14,172,975
Royalty Pharma PLC	125,800	5,047,096
Supernus Pharmaceuticals, Inc. (a)	126,732	3,782,950
Zogenix, Inc. (a)	70,446	1,236,327
		97,117,124

TOTAL HEALTH CARE		967,653,984

INDUSTRIALS - 17.0%
Aerospace & Defense - 0.8%
AAR Corp. (a)	57,497	2,400,500
Axon Enterprise, Inc. (a)	69,288	9,741,200
BWX Technologies, Inc.	84,330	5,273,998
Curtiss-Wright Corp.	53,245	6,672,663
HEICO Corp. Class A	8,700	1,152,402
Howmet Aerospace, Inc. (a)	106,806	3,789,477
Huntington Ingalls Industries, Inc.	95,820	20,717,242
Moog, Inc. Class A	52,400	4,726,480
Spirit AeroSystems Holdings, Inc. Class A	216,890	10,673,157
Textron, Inc.	107,037	7,328,823
		72,475,942
Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. (a)	363,465	9,028,471
Atlas Air Worldwide Holdings, Inc. (a)	91,000	6,818,630
C.H. Robinson Worldwide, Inc.	219,506	21,296,472
Forward Air Corp.	122,146	11,834,726
Hub Group, Inc. Class A (a)	37,043	2,585,972
XPO Logistics, Inc. (a)	205,424	30,182,948
		81,747,219
Airlines - 0.4%
Alaska Air Group, Inc. (a)	295,391	20,441,057
JetBlue Airways Corp. (a)	289,900	5,826,990
SkyWest, Inc. (a)	246,189	12,070,647
		38,338,694
Building Products - 1.4%
A.O. Smith Corp.	44,492	3,162,046
AAON, Inc.	13,407	888,214
Advanced Drain Systems, Inc.	54,370	6,166,645
Apogee Enterprises, Inc.	76,492	2,907,461
Armstrong World Industries, Inc.	134,465	14,300,353
Builders FirstSource, Inc. (a)	162,840	7,252,894
Caesarstone Sdot-Yam Ltd.	272,094	4,489,551
CSW Industrials, Inc.	2,315	282,013
Fortune Brands Home & Security, Inc.	154,275	15,915,009
Lennox International, Inc.	46,477	16,263,697
Masonite International Corp. (a)	178,349	21,321,623
Owens Corning	123,526	13,174,048
PGT Innovations, Inc. (a)	164,788	3,981,278
Simpson Manufacturing Co. Ltd.	14,267	1,602,469
Tecnoglass, Inc.	356,149	7,831,717
Trex Co., Inc. (a)	105,912	10,316,888
		129,855,906
Commercial Services & Supplies - 3.1%
ABM Industries, Inc.	492,061	24,548,923
ACCO Brands Corp.	433,772	3,951,663
ADT, Inc.	803,420	8,307,363
Charah Solutions, Inc. (a)(c)	1,275,976	7,949,330
Cimpress PLC (a)	106,725	10,598,860
Clean Harbors, Inc. (a)	172,894	16,096,431
Copart, Inc. (a)	42,041	5,423,709
CoreCivic, Inc. (a)	499,631	3,912,111
Covanta Holding Corp.	135,794	2,011,109
Deluxe Corp.	73,600	3,353,216
Driven Brands Holdings, Inc.	733,816	21,735,630
Harsco Corp. (a)	486,112	10,898,631
Healthcare Services Group, Inc.	239,670	7,187,703
Herman Miller, Inc.	403,619	19,292,988
HNI Corp.	14,013	639,273
IAA Spinco, Inc. (a)	365,743	20,836,379
KAR Auction Services, Inc. (a)	640,899	11,497,728
Marlowe PLC (a)	1,582,045	17,691,854
MSA Safety, Inc.	102,670	17,254,720
Ritchie Bros. Auctioneers, Inc.	394,725	23,569,030
Rollins, Inc.	72,677	2,477,559
Steelcase, Inc. Class A	31,811	460,305
Stericycle, Inc. (a)	145,279	11,413,118
The Brink's Co.	231,919	17,489,012
U.S. Ecology, Inc. (a)	40,888	1,620,391
UniFirst Corp.	32,418	7,186,422
Viad Corp. (a)	55,079	2,431,187
Waste Connection, Inc. (United States)	174,184	21,152,905
		300,987,550
Construction & Engineering - 0.6%
AECOM (a)	220,704	14,347,967
Argan, Inc.	86,151	4,230,014
Comfort Systems U.S.A., Inc.	63,231	5,241,850
EMCOR Group, Inc.	40,631	5,123,975
Latham Group, Inc. (a)(c)	126,514	3,929,525
MasTec, Inc. (a)	109,027	12,683,111
MYR Group, Inc. (a)	5,488	477,676
Willscot Mobile Mini Holdings (a)	570,203	16,535,887
		62,570,005
Electrical Equipment - 1.7%
Acuity Brands, Inc.	51,642	9,592,502
AMETEK, Inc.	44,552	6,018,975
Atkore, Inc. (a)	185,648	14,332,026
Babcock & Wilcox Enterprises, Inc. (a)	1,497,314	12,906,847
EnerSys	30,697	2,892,885
Generac Holdings, Inc. (a)	137,920	45,337,062
GrafTech International Ltd.	635,641	8,441,312
Hubbell, Inc. Class B	17,818	3,396,824
nVent Electric PLC	55,890	1,818,661
Plug Power, Inc. (a)	23,755	729,279
Regal Beloit Corp.	85,010	12,090,972
Sensata Technologies, Inc. PLC (a)	591,186	35,134,184
Shoals Technologies Group, Inc.	114,109	3,149,408
Vertiv Holdings Co.	209,950	5,210,959
		161,051,896
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	11,869	2,282,646
Machinery - 3.8%
AGCO Corp.	79,400	10,986,578
Allison Transmission Holdings, Inc.	262,827	11,120,210
Altra Industrial Motion Corp.	40,415	2,654,861
Barnes Group, Inc.	15,326	818,715
Chart Industries, Inc. (a)	6,600	963,204
Colfax Corp. (a)	59,700	2,638,740
Commercial Vehicle Group, Inc. (a)	302,201	3,484,378
Crane Co.	145,111	13,856,649
Donaldson Co., Inc.	41,469	2,554,076
Douglas Dynamics, Inc.	122,364	5,365,661
Energy Recovery, Inc. (a)	209,971	3,991,549
Evoqua Water Technologies Corp. (a)	191,770	5,967,882
Flowserve Corp.	27,500	1,165,725
Franklin Electric Co., Inc.	12,611	1,057,937
Gorman-Rupp Co.	6,166	221,853
Graco, Inc.	55,033	4,167,099
Helios Technologies, Inc.	75,157	5,339,905
Hillenbrand, Inc.	230,752	10,522,291
IDEX Corp.	66,360	14,775,718
Ingersoll Rand, Inc. (a)	129,342	6,420,537
ITT, Inc.	43,083	4,045,494
John Bean Technologies Corp.	76,501	11,018,439
Kennametal, Inc.	193,807	7,269,701
Lincoln Electric Holdings, Inc.	155,145	19,948,544
Meritor, Inc. (a)	219,680	5,711,680
Middleby Corp. (a)	182,105	29,916,209
Mueller Industries, Inc.	18,727	869,495
Nordson Corp.	81,706	18,113,403
Omega Flex, Inc.	960	141,168
Oshkosh Corp.	178,161	23,417,482
Pentair PLC	50,220	3,463,673
Proto Labs, Inc. (a)	8,777	784,576
RBC Bearings, Inc. (a)	66,598	13,039,222
Rexnord Corp.	39,514	1,974,515
Snap-On, Inc.	103,241	26,287,223
Tennant Co.	187,224	15,490,914
Terex Corp.	53,296	2,791,112
Timken Co.	187,210	16,558,725
Toro Co.	228,094	25,338,962
TriMas Corp. (a)	16,999	551,108
Welbilt, Inc. (a)	230,931	5,706,305
Woodward, Inc.	150,433	19,132,069
		359,643,587
Marine - 0.6%
Kirby Corp. (a)	252,670	16,506,931
Matson, Inc.	575,332	37,195,214
		53,702,145
Professional Services - 1.7%
Acacia Research Corp. (a)	2,075,466	11,103,743
ASGN, Inc. (a)	106,574	10,986,714
Barrett Business Services, Inc.	2,508	186,771
Booz Allen Hamilton Holding Corp. Class A	73,909	6,277,091
CACI International, Inc. Class A (a)	13,334	3,399,637
CoreLogic, Inc.	25,548	2,031,066
CoStar Group, Inc. (a)	8,617	7,358,918
Exponent, Inc.	16,966	1,547,808
FTI Consulting, Inc. (a)	68,028	9,357,251
Jacobs Engineering Group, Inc.	45,430	6,454,694
Kforce, Inc.	6,339	397,519
Korn Ferry	193,349	12,646,958
Manpower, Inc.	79,002	9,558,452
Nielsen Holdings PLC	188,168	5,120,051
Robert Half International, Inc.	197,294	17,517,734
Science Applications International Corp.	91,078	8,184,269
TransUnion Holding Co., Inc.	150,880	16,144,160
TriNet Group, Inc. (a)	337,594	25,434,332
ZipRecruiter, Inc. (a)	315,439	6,627,373
		160,334,541
Road & Rail - 0.7%
Daseke, Inc. (a)	1,197,879	8,672,644
Heartland Express, Inc.	228,886	4,154,281
HyreCar, Inc. (a)(c)	267,086	4,382,881
Knight-Swift Transportation Holdings, Inc. Class A	519,190	24,780,939
Landstar System, Inc.	88,079	15,017,470
Schneider National, Inc. Class B	30,500	746,945
TFI International, Inc.	62,870	6,027,976
Werner Enterprises, Inc.	50,603	2,428,438
Yellow Corp. (a)	617,816	3,929,310
		70,140,884
Trading Companies & Distributors - 1.4%
Air Lease Corp. Class A	30,300	1,425,918
Alta Equipment Group, Inc. (a)	570,847	8,368,617
BlueLinx Corp. (a)	215,960	10,884,384
Boise Cascade Co.	12,898	851,139
CAI International, Inc.	301,912	12,958,063
Custom Truck One Source, Inc. Class A (a)(c)	606,385	6,433,745
EVI Industries, Inc. (a)(c)	148,989	4,480,099
GATX Corp.	73,950	7,295,907
H&E Equipment Services, Inc.	83,087	3,107,454
Hudson Technologies, Inc. (a)	100,395	283,114
MRC Global, Inc. (a)	646,368	6,941,992
MSC Industrial Direct Co., Inc. Class A	46,306	4,371,286
SiteOne Landscape Supply, Inc. (a)	65,311	11,236,104
Triton International Ltd.	237,096	12,862,458
United Rentals, Inc. (a)	57,503	19,203,702
Univar, Inc. (a)	73,303	1,985,778
Watsco, Inc.	10,782	3,141,875
WESCO International, Inc. (a)	129,882	13,841,525
		129,673,160
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	24,102	840,678

TOTAL INDUSTRIALS		1,623,644,853

INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.3%
Ciena Corp. (a)	58,400	3,087,608
CommScope Holding Co., Inc. (a)	252,342	5,125,066
DZS, Inc. (a)	254,860	4,217,933
F5 Networks, Inc. (a)	35,000	6,490,050
Juniper Networks, Inc.	318,633	8,389,607
NETGEAR, Inc. (a)	9,935	386,273
Radware Ltd. (a)	128,952	3,765,398
		31,461,935
Electronic Equipment & Components - 2.3%
Arrow Electronics, Inc. (a)	113,592	13,668,525
Avnet, Inc.	260,970	11,498,338
Badger Meter, Inc.	9,579	915,465
Belden, Inc.	787,926	39,869,056
Cognex Corp.	245,550	19,494,215
CTS Corp.	10,586	404,915
Dolby Laboratories, Inc. Class A	53,615	5,229,607
ePlus, Inc. (a)	47,695	4,510,516
Flex Ltd. (a)	186,358	3,404,761
Identiv, Inc. (a)	703,389	10,958,801
Insight Enterprises, Inc. (a)	78,584	8,210,456
IPG Photonics Corp. (a)	37,923	7,935,767
Jabil, Inc.	199,800	11,278,710
Kimball Electronics, Inc. (a)	8,249	184,613
Littelfuse, Inc.	20,916	5,464,096
Methode Electronics, Inc. Class A	82,000	3,967,160
Napco Security Technolgies, Inc. (a)	3,853	125,377
National Instruments Corp.	669	27,295
Novanta, Inc. (a)	50,860	7,068,014
OSI Systems, Inc. (a)	9,700	934,692
Powerfleet, Inc. (a)	926,170	6,242,386
Rogers Corp. (a)	6,140	1,150,329
Sanmina Corp. (a)	184,447	7,767,063
ScanSource, Inc. (a)	80,022	2,443,072
SYNNEX Corp.	126,959	16,073,009
Trimble, Inc. (a)	198,319	15,427,235
TTM Technologies, Inc. (a)	206,100	3,122,415
Vishay Intertechnology, Inc.	248,300	5,976,581
Vontier Corp.	55,354	1,941,818
		215,294,287
IT Services - 3.6%
Amdocs Ltd.	264,779	20,679,240
Black Knight, Inc. (a)	195,660	14,359,487
BM Technologies, Inc. (a)(c)	63,948	821,732
Broadridge Financial Solutions, Inc.	97,950	15,621,066
Cardtronics PLC (a)	10,437	406,312
Cass Information Systems, Inc.	3,927	179,189
Computer Services, Inc.	133,471	8,008,260
Concentrix Corp. (a)	100,564	15,358,134
CSG Systems International, Inc.	10,809	476,028
Digitalocean Holdings, Inc. (a)	119,130	5,008,225
DXC Technology Co. (a)	171,300	6,495,696
Equiniti Group PLC (b)	2,803,029	7,215,944
Euronet Worldwide, Inc. (a)	250,723	37,518,190
EVERTEC, Inc.	119,748	5,212,630
Gartner, Inc. (a)	51,161	11,861,166
Genpact Ltd.	125,670	5,748,146
GoDaddy, Inc. (a)	44,165	3,575,598
Hackett Group, Inc.	8,847	157,565
International Money Express, Inc. (a)	824,936	12,596,773
Jack Henry & Associates, Inc.	67,339	10,380,307
Maximus, Inc.	121,345	11,245,041
MoneyGram International, Inc. (a)	1,273,333	12,478,663
MongoDB, Inc. Class A (a)	23,620	6,895,623
Perficient, Inc. (a)	10,864	777,754
PFSweb, Inc. (a)	701,451	5,281,926
Rackspace Technology, Inc. (a)(c)	326,553	6,589,840
Shift4 Payments, Inc.	103,175	9,625,196
Sykes Enterprises, Inc. (a)	71,642	3,003,233
The Western Union Co.	154,700	3,785,509
Ttec Holdings, Inc.	40,266	4,365,237
Unisys Corp. (a)	1,438,833	36,992,396
WEX, Inc. (a)	89,771	17,587,037
Wix.com Ltd. (a)	102,043	26,516,894
WNS Holdings Ltd. sponsored ADR (a)	150,907	11,242,572
		338,066,609
Semiconductors & Semiconductor Equipment - 2.3%
Amkor Technology, Inc.	391,000	8,250,100
AXT, Inc. (a)	164,577	1,675,394
Cirrus Logic, Inc. (a)	5,800	452,806
CMC Materials, Inc.	78,489	12,113,207
Cree, Inc. (a)	41,952	4,195,620
CyberOptics Corp. (a)	105,955	3,157,459
Diodes, Inc. (a)	31,800	2,406,306
Enphase Energy, Inc. (a)	15,770	2,255,899
Entegris, Inc.	117,192	13,412,624
Himax Technologies, Inc. sponsored ADR (c)	237,081	3,108,132
Impinj, Inc. (a)(c)	44,004	2,290,408
Kulicke & Soffa Industries, Inc.	151,704	7,873,438
Lattice Semiconductor Corp. (a)	214,206	11,367,912
MACOM Technology Solutions Holdings, Inc. (a)	137,500	8,140,000
MaxLinear, Inc. Class A (a)	184,714	7,022,826
MKS Instruments, Inc.	69,299	13,044,151
Monolithic Power Systems, Inc.	63,168	21,674,204
NVE Corp.	1,586	110,798
ON Semiconductor Corp. (a)	1,434,857	57,451,674
Power Integrations, Inc.	19,670	1,616,677
Semtech Corp. (a)	197,018	12,412,134
SiTime Corp. (a)	29,450	2,895,819
SolarEdge Technologies, Inc. (a)	2,300	593,423
Synaptics, Inc. (a)	40,220	5,080,993
Ultra Clean Holdings, Inc. (a)	117,277	6,606,213
Universal Display Corp.	40,527	8,748,158
		217,956,375
Software - 6.1%
2U, Inc. (a)(c)	1,139,343	41,494,872
8x8, Inc. (a)	409,002	9,631,997
ACI Worldwide, Inc. (a)	456,533	17,466,953
ACV Auctions, Inc. Class A (a)(c)	276,024	7,154,542
American Software, Inc. Class A	10,093	203,071
Anaplan, Inc. (a)	69,989	3,605,133
Aspen Technology, Inc. (a)	93,937	12,819,582
Avalara, Inc. (a)	38,273	5,058,542
Avaya Holdings Corp. (a)	488,804	14,018,899
Blackbaud, Inc. (a)	10,700	756,383
CDK Global, Inc.	407,467	21,326,823
Ceridian HCM Holding, Inc. (a)	14,000	1,252,440
ChannelAdvisor Corp. (a)	185,014	4,390,382
CommVault Systems, Inc. (a)	78,590	5,986,200
Cornerstone OnDemand, Inc. (a)	65,746	2,890,852
Coupa Software, Inc. (a)	7,520	1,791,264
Domo, Inc. Class B (a)	170,670	11,349,555
Dynatrace, Inc. (a)	158,210	8,185,785
Ebix, Inc.	7,720	211,528
Elastic NV (a)	6,300	744,723
Enghouse Systems Ltd.	179,651	7,896,584
Fair Isaac Corp. (a)	20,960	10,607,018
FireEye, Inc. (a)	353,525	7,908,354
Five9, Inc. (a)	39,450	6,986,595
GTY Technology Holdings, Inc. (a)	512,692	3,076,152
Guidewire Software, Inc. (a)	100,198	9,793,353
HubSpot, Inc. (a)	12,717	6,414,200
InterDigital, Inc.	84,226	6,803,776
j2 Global, Inc. (a)	785,627	97,834,130
Kaleyra, Inc. (a)(c)	476,490	5,789,354
LivePerson, Inc. (a)	99,825	5,485,384
Manhattan Associates, Inc. (a)	78,333	10,651,721
Microsoft Corp.	18,327	4,575,885
Mimecast Ltd. (a)	304,710	15,232,453
nCino, Inc. (a)	94,911	5,800,960
New Relic, Inc. (a)	168,379	10,553,996
NortonLifeLock, Inc.	32,300	893,418
Nuance Communications, Inc. (a)	247,207	13,077,250
Paylocity Holding Corp. (a)	12,297	2,088,400
Proofpoint, Inc. (a)	164,234	28,381,278
PTC, Inc. (a)	200,282	26,865,827
Q2 Holdings, Inc. (a)	174,081	16,525,509
Qualys, Inc. (a)	47,131	4,556,625
Qumu Corp. (a)	383,082	1,796,655
Rimini Street, Inc. (a)	383,712	2,497,965
RingCentral, Inc. (a)	34,230	8,984,348
Smartsheet, Inc. (a)	205,153	12,120,439
SolarWinds, Inc. (a)	796,516	13,182,340
SPS Commerce, Inc. (a)	11,611	1,089,808
SS&C Technologies Holdings, Inc.	236,469	17,467,965
Sumo Logic, Inc.	301,752	5,672,938
SVMK, Inc. (a)	82,237	1,599,510
Tenable Holdings, Inc. (a)	167,858	7,016,464
The Trade Desk, Inc. (a)	4,147	2,439,017
Tyler Technologies, Inc. (a)	31,490	12,695,508
Varonis Systems, Inc. (a)	155,900	7,529,970
Workiva, Inc. (a)	4,800	455,520
Zendesk, Inc. (a)	96,150	13,139,859
		585,826,054
Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. (a)	342,921	10,589,400
Diebold Nixdorf, Inc. (a)	1,234,731	16,718,258
NCR Corp. (a)	619,630	29,866,166
NetApp, Inc.	47,222	3,653,566
Quantum Corp. (a)	294,913	2,214,797
Seagate Technology Holdings PLC	118,000	11,298,500
Western Digital Corp. (a)	84,978	6,392,895
Xerox Holdings Corp.	218,975	5,134,964
		85,868,546

TOTAL INFORMATION TECHNOLOGY		1,474,473,806

MATERIALS - 4.3%
Chemicals - 1.5%
Axalta Coating Systems Ltd. (a)	446,295	14,477,810
Balchem Corp.	12,932	1,694,092
Cabot Corp.	95,800	6,090,964
Chase Corp.	2,417	256,202
Eastman Chemical Co.	25,900	3,247,860
Element Solutions, Inc.	33,700	788,243
FMC Corp.	64,347	7,508,651
GCP Applied Technologies, Inc. (a)	266,057	6,486,470
Huntsman Corp.	341,461	9,690,663
Ingevity Corp. (a)	159,032	13,089,924
Innospec, Inc.	58,861	5,951,436
Minerals Technologies, Inc.	38,602	3,358,374
NewMarket Corp.	2,401	824,095
Olin Corp.	30,214	1,477,162
Orion Engineered Carbons SA (a)	330,996	6,699,359
PQ Group Holdings, Inc.	223,708	3,655,389
RPM International, Inc.	42,685	3,992,328
Sensient Technologies Corp.	13,925	1,207,994
Stepan Co.	7,019	945,179
The Chemours Co. LLC	183,400	6,589,562
The Mosaic Co.	142,787	5,160,322
Tredegar Corp.	8,462	128,961
Trinseo SA	183,731	11,931,491
Tronox Holdings PLC	433,249	10,172,687
Valvoline, Inc.	468,501	15,460,533
		140,885,751
Construction Materials - 0.0%
Summit Materials, Inc. (a)	41,700	1,451,994
Containers & Packaging - 1.9%
Aptargroup, Inc.	149,340	21,999,275
Berry Global Group, Inc. (a)	578,587	39,465,419
CCL Industries, Inc. Class B	372,881	21,041,594
Crown Holdings, Inc.	118,945	12,279,882
Graphic Packaging Holding Co.	891,907	15,768,916
Greif, Inc. Class A	139,208	8,590,526
O-I Glass, Inc. (a)	222,299	4,096,971
Pactiv Evergreen, Inc.	395,862	5,874,592
Ranpak Holdings Corp. (A Shares) (a)	665,255	14,688,830
Sealed Air Corp.	214,739	12,210,060
Silgan Holdings, Inc.	174,000	7,330,620
Sonoco Products Co.	32,981	2,226,877
WestRock Co.	213,207	12,434,232
		178,007,794
Metals & Mining - 0.7%
Arconic Rolled Products Corp. (a)	36,530	1,321,290
Carpenter Technology Corp.	238,157	11,412,483
Commercial Metals Co.	315,270	9,921,547
Ferroglobe Representation & Warranty Insurance (a)(d)	495,885	5
Materion Corp.	28,013	2,208,825
Reliance Steel & Aluminum Co.	149,076	25,055,203
Royal Gold, Inc.	21,554	2,667,739
Steel Dynamics, Inc.	167,993	10,487,803
Teck Resources Ltd. Class B	215,610	5,327,723
Worthington Industries, Inc.	11,774	781,440
		69,184,058
Paper & Forest Products - 0.2%
Domtar Corp. (a)	79,600	4,316,708
Louisiana-Pacific Corp.	4,700	315,887
Neenah, Inc.	5,512	291,750
Schweitzer-Mauduit International, Inc.	146,879	6,008,820
West Fraser Timber Co. Ltd.	141,523	10,898,686
		21,831,851

TOTAL MATERIALS		411,361,448

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Campus Communities, Inc.	306,606	14,459,539
Americold Realty Trust	52,650	2,001,753
Brandywine Realty Trust (SBI)	338,200	4,755,092
Brixmor Property Group, Inc.	313,300	7,115,043
Camden Property Trust (SBI)	74,273	9,312,349
City Office REIT, Inc.	182,900	2,114,324
CorEnergy Infrastructure Trust, Inc. (c)	84,100	512,169
CoreSite Realty Corp.	22,852	2,770,805
Cousins Properties, Inc.	395,408	14,665,683
CubeSmart	514,951	22,549,704
CyrusOne, Inc.	11,900	877,625
DiamondRock Hospitality Co. (a)	394,700	3,820,696
Diversified Healthcare Trust (SBI)	596,834	2,166,507
EastGroup Properties, Inc.	87,971	13,906,456
Equity Commonwealth	237,655	6,521,253
Franklin Street Properties Corp.	275,093	1,413,978
Gaming & Leisure Properties	29,627	1,373,508
Global Net Lease, Inc.	190,184	3,716,195
Industrial Logistics Properties Trust	136,179	3,412,646
Lexington Corporate Properties Trust	81,500	1,008,970
MGM Growth Properties LLC	246,060	8,826,172
Mid-America Apartment Communities, Inc.	90,187	14,493,051
National Retail Properties, Inc.	280,389	12,996,030
Office Properties Income Trust	132,285	3,866,691
Omega Healthcare Investors, Inc.	150,100	5,496,662
Outfront Media, Inc. (a)	567,403	13,583,628
Physicians Realty Trust	398,219	7,219,710
Piedmont Office Realty Trust, Inc. Class A	383,800	7,096,462
Plymouth Industrial REIT, Inc.	34,700	664,158
Potlatch Corp.	7,800	469,560
Preferred Apartment Communities, Inc. Class A	193,740	1,900,589
Retail Value, Inc.	40,565	712,321
RLJ Lodging Trust	474,246	7,289,161
Sabra Health Care REIT, Inc.	317,800	5,551,966
Safehold, Inc.	49,466	3,467,567
Service Properties Trust	254,722	3,199,308
Spirit Realty Capital, Inc.	57,083	2,697,743
Stag Industrial, Inc.	207,145	7,397,148
Summit Hotel Properties, Inc. (a)	198,800	1,910,468
The GEO Group, Inc. (c)	154,500	801,855
Uniti Group, Inc.	50,200	545,172
		228,659,717
Real Estate Management & Development - 0.2%
Cushman & Wakefield PLC (a)	585,592	11,132,104
Howard Hughes Corp. (a)	9,300	984,219
Jones Lang LaSalle, Inc. (a)	16,437	3,324,383
Newmark Group, Inc.	234,210	3,021,309
Realogy Holdings Corp. (a)	142,712	2,527,430
		20,989,445

TOTAL REAL ESTATE		249,649,162

UTILITIES - 0.9%
Electric Utilities - 0.3%
IDACORP, Inc.	118,769	11,633,424
NRG Energy, Inc.	220,200	7,079,430
OGE Energy Corp.	68,390	2,359,455
Pinnacle West Capital Corp.	73,522	6,218,491
		27,290,800
Gas Utilities - 0.3%
Atmos Energy Corp.	130,570	12,948,627
National Fuel Gas Co.	107,300	5,567,797
South Jersey Industries, Inc.	33,400	890,444
Southwest Gas Holdings, Inc.	84,672	5,589,199
UGI Corp.	123,200	5,673,360
		30,669,427
Independent Power and Renewable Electricity Producers - 0.2%
Brookfield Renewable Corp.	11,500	491,280
Sunnova Energy International, Inc. (a)	11,200	327,040
The AES Corp.	147,008	3,735,473
Vistra Corp.	777,072	12,565,254
		17,119,047
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.	112,197	2,838,584
MDU Resources Group, Inc.	279,100	9,394,506
		12,233,090

TOTAL UTILITIES		87,312,364

TOTAL COMMON STOCKS
(Cost $5,101,810,147)		7,943,453,428

Equity Funds - 14.9%
Mid-Cap Blend Funds - 0.4%
Fidelity SAI Small-Mid Cap 500 Index Fund (e)	2,393,891	39,283,748
Sector Funds - 1.0%
Fidelity SAI Real Estate Index Fund (e)	7,252,625	89,207,291
Small Blend Funds - 9.6%
Fidelity Small Cap Discovery Fund (e)	2,137,037	64,624,001
Fidelity Small Cap Index Fund (e)	20,467,701	589,674,449
PIMCO StocksPLUS Small Fund Institutional Class	16,249,678	198,246,072
Vulcan Value Partners Small Cap Fund	2,642,673	63,265,588

TOTAL SMALL BLEND FUNDS		915,810,110

Small Growth Funds - 3.9%
Fidelity Small Cap Growth Fund (e)	4,425,181	159,085,270
T. Rowe Price Institutional Small-Cap Stock Fund	6,303,055	214,871,144

TOTAL SMALL GROWTH FUNDS		373,956,414

TOTAL EQUITY FUNDS
(Cost $996,971,121)		1,418,257,563

Money Market Funds - 3.0%
Fidelity Cash Central Fund 0.03% (f)	3,036,298	3,036,906
Fidelity Securities Lending Cash Central Fund 0.03% (f)(g)	122,482,147	122,494,395
State Street Institutional U.S. Government Money Market Fund Premier Class 0.04% (h)	160,640,513	160,640,513
TOTAL MONEY MARKET FUNDS
(Cost $286,171,813)		286,171,814
TOTAL INVESTMENT IN SECURITIES - 101.2%
(Cost $6,384,953,081)		9,647,882,805
NET OTHER ASSETS (LIABILITIES) - (1.2)%(i)		(111,672,172)
NET ASSETS - 100%		$9,536,210,633

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2021	$226,860	$4,874	$4,874
CME E-mini S&P MidCap 400 Index Contracts (United States)	1	June 2021	272,670	220	220
TOTAL FUTURES CONTRACTS					$5,094

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,005,336 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Affiliated Fund

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) The rate quoted is the annualized seven-day yield of the fund at period end.

 (i) Includes $46,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$305
Fidelity Securities Lending Cash Central Fund	456,858
Total	$457,163

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity SAI Real Estate Index Fund	$78,038,248	$--	$--	$--	$--	$11,169,043	$89,207,291
Fidelity SAI Small-Mid Cap 500 Index Fund	20,199,891	17,170,449	--	--	--	1,913,408	39,283,748
Fidelity Small Cap Discovery Fund	57,016,149	--	--	--	--	7,607,852	64,624,001
Fidelity Small Cap Growth Fund	92,619,147	69,221,471	--	--	--	(2,755,348)	159,085,270
Fidelity Small Cap Index Fund	519,600,894	184,495,662	130,997,774	--	438,121	16,137,546	589,674,449
Total	$767,474,329	$270,887,582	$130,997,774	$--	$438,121	$34,072,501	$941,874,759

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

If an unaffiliated open-end mutual fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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